Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 6,558	$ 5,386	$ 13,480
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	63.80%
Navios Logistics | Letter of Credit
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		2,900
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	20.80%
General partner interest of Navios Holdings	2.00%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	46.20%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	50.00%
Economic interest	35.00%
Navios Europe I
Percentage of Navios Holdings ownership
Economic interest	47.50%
Navios Europe II
Percentage of Navios Holdings ownership
Economic interest	47.50%
Navios Containers
Percentage of Navios Holdings ownership
Economic interest	3.40%
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 5,968	1,896
Amount Held as Security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 590	$ 590